Investments And Other Dispositions (Narrative) (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2013 USD ($)	Jun. 24, 2015 Store
Joint Venture Investment, Mexico [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of restaurants to develop		50
Number of restaurants operating in joint venture		38
Sale Of Macaroni Grill [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Sale | $	$ 8.3